Deposits (Narrative) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2020 USD ($)
Deposits [Line Items]
Time deposits, including certificates of deposits ("CDs"), issued in amount of JPY10 million or more, Domestic deposits	¥ 25,219,926		¥ 23,957,076
Foreign [Member]
Deposits [Line Items]
Time deposits, including certificates of deposits ("CDs"), issued in amount of U.S.$100,000 or more, Foreign deposits	23,673,512		¥ 23,329,855
Minimum [Member]
Deposits [Line Items]
Issue amount of domestic time deposits in Japanese Yen	¥ 10
U.S.$ equivalent of JPY10 million based on Federal Reserve Bank of New York's noon buying rate | $		$ 90,000
Issue amount of foreign time deposits in U.S. dollars | $				$ 100,000